Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deposits to institutional cooperators, net
Balance at beginning of the year	¥ 10,318,117	$ 1,619,138
Rerversal of provision for deposits to institutional cooperators	(8,291,421)	(1,301,105)	¥ 10,318,117
Balance at end of the year	¥ 2,026,696	$ 318,033	¥ 10,318,117